PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets

	December 31,
	2025	2024
Prepaid expenses	$21,619	$15,944
Related parties’ receivable	109	1,587
Government institutions	8,760	7,376
Derivative instruments	20,168	2,984
Interest receivable	3,918	4,864
Short-term vendor deposits	558	335
Deferred contract costs	36,775	10,409
Other current assets	1,148	1,337
Total prepaid expenses and other current assets	$93,055	$44,836